Investment Objectives and Goals	Apr. 23, 2026
JNL/AMERICAN FUNDS BALANCED FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Balanced Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The Fund (“Feeder Fund”) seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the shares of the American Funds Insurance Series® - Asset Allocation Fund (“Master Fund”).

JNL/American Funds Bond Fund of America Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Bond Fund of America Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).

JNL/American Funds Capital Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Capital Income Builder Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund (“Feeder Fund”) seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder Fund® (“Master Fund”),
Objective, Secondary [Text Block]	with a secondary objective to provide growth of capital.
JNL/American Funds Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Global Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Feeder Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth Fund (the “Master Fund”).

JNL/American Funds Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund (“Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth Fund (the “Master Fund”).
JNL/AMERICAN FUNDS GROWTH-INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Growth-Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income Fund (“Master Fund”).

JNL/AMERICAN FUNDS INTERNATIONAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds International Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund (“Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - EUPAC Fund™ (“Master Fund”).
JNL/AMERICAN FUNDS NEW WORLD FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds New World Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Washington Mutual Investors Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors Fund (“Master Fund”).

JNL Multi-Manager Alternative Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Alternative Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long term growth of capital.
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Emerging Markets Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL MULTI-MANAGER FLOATING RATE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Floating Rate Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide a high level of current income.
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Global Small Cap Fund (formerly, JNL/American Funds Global Small Capitalization Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital growth.
JNL Multi-Manager International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager International Equity Fund (formerly, JNL/William Blair International Leaders Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.
JNL Multi-Manager International Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager International Small Cap Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Mid Cap Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term total return.
JNL Multi-Manager Select Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Select Equity Fund (formerly, JNL Multi-Manager U.S. Select Equity Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL Multi-Manager Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Small Cap Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL MULTI-MANAGER SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Multi-Manager Small Cap Value Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term total return.
JNL Moderate ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Moderate ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL Moderate Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Moderate Growth ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Growth ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL/American Funds Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Moderate Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a balance between current income and growth of capital.
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Moderate Growth Allocation Fund Class A Class I
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a balance between current income and growth of capital.
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/American Funds Growth Allocation Fund Class A Class I
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital growth
Objective, Secondary [Text Block]	with secondary emphasis on current income.
JNL/BLACKROCK GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/BlackRock Global Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is high total investment return.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/BlackRock Global Natural Resources Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital growth.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/BlackRock Large Cap Select Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Causeway International Value Select Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital and income through investment primarily in larger capitalization equity securities.
JNL/Cohen & Steers U.S. Realty Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Cohen & Steers U.S. Realty Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through investment in real estate securities.
JNL/DFA International Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DFA International Core Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to achieve long-term capital appreciation.
JNL/DFA U.S. CORE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DFA U.S. Core Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital appreciation.
JNL/DFA U.S. Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DFA U.S. Small Cap Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to achieve long-term capital appreciation.
JNL/DOUBLELINE CORE FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DoubleLine® Core Fixed Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to maximize current income and total return.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DoubleLine® Emerging Markets Fixed Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek high total return from current income and capital appreciation.
JNL/DoubleLine Shiller Enhanced CAPE Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DoubleLine® Shiller Enhanced CAPE® Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark.
JNL/DoubleLine Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/DoubleLine® Total Return Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to maximize total return.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Dreyfus Government Money Market Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund (formerly, JNL/ClearBridge Large Cap Growth Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Fidelity Institutional AM® Total Bond Fund (formerly, JNL/Fidelity Institutional Asset Management® Total Bond Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a high level of current income.
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/First Sentier Global Infrastructure Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through growth of capital and inflation-protected income.
JNL/FRANKLIN TEMPLETON INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Franklin Templeton Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.
JNL/GOLDMAN SACHS 4 FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Goldman Sachs 4 Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
JNL/GQG Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/GQG Emerging Markets Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.
JNL/INVESCO SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Invesco Small Cap Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital.
JNL/JPMorgan Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Hedged Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide capital appreciation.
JNL/JPMORGAN MIDCAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan MidCap Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital growth over the long-term.
JNL/JPMorgan Nasdaq Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Nasdaq® Hedged Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide capital appreciation.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan U.S. Government & Quality Bond Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to obtain a high level of current income.
JNL/JPMORGAN U.S. VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan U.S. Value Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital growth over the long-term.
JNL/Loomis Sayles Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Loomis Sayles Global Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital.
JNL/Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Lord Abbett Short Duration Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a high level of income consistent with preservation of capital.
JNL/MELLON EMERGING MARKETS INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Emerging Markets Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund (“Master Fund”).

JNL/MELLON S&P 500 INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon S&P 500 Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.
JNL/MELLON S&P 400 MIDCAP INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon S&P 400 MidCap Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P MidCap 400® Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund (“Master Fund”).

JNL/MELLON SMALL CAP INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Small Cap Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P SmallCap 600® Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund (“Master Fund”).

JNL/MELLON INTERNATIONAL INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon International Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (“Index”) to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

JNL/MELLON BOND INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Bond Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

JNL/Mellon U.S. Stock Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon U.S. Stock Market Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM to provide long-term capital appreciation.
JNL/Mellon Dow Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon DowSM Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the Dow Jones Industrial Average™ to provide total return through a combination of capital appreciation and dividend income.
JNL/Mellon World Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon World Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the Morningstar® Developed Markets Target Market Exposure Index℠ (Net) to provide long-term capital growth.
JNL/Mellon Nasdaq 100 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Nasdaq® 100 Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the Nasdaq-100® Index™ to provide total return.
JNL/Mellon Communication Services Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Communication Services Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Communication Services Index℠ to provide total return through capital appreciation and dividend income.
JNL/Mellon Consumer Discretionary Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Consumer Discretionary Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Consumer Cyclical IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Consumers Staples Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Consumer Staples Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Consumer Defensive IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Energy Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Energy Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Energy Index℠ to provide total return through capital appreciation and dividend income.
JNL/Mellon Financial Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Financial Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Financial Services IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Healthcare Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Healthcare Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Healthcare IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Industrials Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Industrials Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Industrials IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Information Technology Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Information Technology Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Technology IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Materials Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Materials Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Basic Materials IndexSM to provide total return through capital appreciation and dividend income.
JNL/Mellon Real Estate Sector Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Real Estate Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Real Estate IndexSM to provide total return through capital appreciation and dividend income.
JNL S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL S&P 500 Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.
JNL/MELLON UTILITIES SECTOR FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Utilities Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is to track the performance of the Morningstar® US Utilities IndexSM to provide total return through capital appreciation and dividend income.
JNL/MFS Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/MFS Equity Income Fund (formerly, JNL/Invesco Diversified Dividend Fund) Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation.
JNL/MFS MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/MFS Mid Cap Value Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital appreciation.
JNL/Morningstar SMID Moat Focus Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Morningstar SMID Moat Focus Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to track as closely as possible, before fees and expenses, the price and yield performance of the Morningstar® US Small-Mid Cap Moat Focus Index℠.
JNL/Morningstar U.S. Sustainability Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Morningstar U.S. Sustainability Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund is to seek to track the performance of the Morningstar® US Sustainability IndexSM, which is designed to provide broad US equity market exposure with lower environmental, social and governance (“ESG”) risk.

JNL/Morningstar Wide Moat Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Morningstar Wide Moat Index Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM.
JNL/Neuberger Berman Commodity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Neuberger Berman Commodity Strategy Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return.
JNL/Neuberger Berman Gold Plus Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Neuberger Berman Gold Plus Strategy Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Neuberger Berman Strategic Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
JNL/Newton Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Newton Equity Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).
JNL/PIMCO Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PIMCO Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Fund is to maximize current income.
Objective, Secondary [Text Block]	Long-term capital appreciation is a secondary objective.
JNL/PIMCO Investment Grade Credit Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PIMCO Investment Grade Credit Bond Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
JNL/PIMCO REAL RETURN FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PIMCO Real Return Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
JNL/PPM America Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PPM America Emerging Markets Debt Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return and current income.
JNL/PPM AMERICA HIGH YIELD BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PPM America High Yield Bond Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to maximize current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
JNL/PPM America Investment Grade Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PPM America Investment Grade Credit Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to realize maximum total return, consisting of income and capital appreciation.
JNL/PPM AMERICA TOTAL RETURN FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/PPM America Total Return Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.
JNL/RAFI Fundamental U.S. Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/RAFI® Fundamental U.S. Small Cap Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the RAFI® Fundamental US Small Company Index.
JNL/RAFI Multi-Factor U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/RAFI® Multi-Factor U.S. Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to track the performance of the RAFI® Multi-Factor US Index.
JNL/T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Capital Appreciation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Capital Appreciation Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide long-term capital growth.
JNL/T. Rowe Price Growth Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Growth Stock Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term capital growth through investments in stocks.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Mid-Cap Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Short-Term Bond Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.
JNL/T. ROWE PRICE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/T. Rowe Price Value Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	Income is a secondary objective.
JNL/Vanguard Moderate ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Vanguard Moderate ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL/Vanguard Moderate Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Vanguard Moderate Growth ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL/Vanguard Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Vanguard Growth ETF Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
JNL/WCM Focused International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/WCM Focused International Equity Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.
JNL/Westchester Capital Event Driven Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/Westchester Capital Event Driven Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

JNL/WMC BALANCED FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/WMC Balanced Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is reasonable income and long-term capital growth.
JNL/WMC Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/WMC Equity Income Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is an above-average level of current income and reasonable long-term capital appreciation.
JNL/WMC VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL/WMC Value Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital.
JNL/JPMorgan Managed Conservative Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Managed Conservative Fund Class A Class I
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income.
Objective, Secondary [Text Block]	Capital growth is a secondary objective.
JNL/JPMorgan Managed Moderate Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Managed Moderate Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is current income and capital growth.
JNL/JPMorgan Managed Moderate Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Managed Moderate Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital growth and current income.
JNL/JPMorgan Managed Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Managed Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital growth.
Objective, Secondary [Text Block]	Current income is a secondary objective.
JNL/JPMorgan Managed Aggressive Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL/JPMorgan Managed Aggressive Growth Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital growth.
JNL Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Conservative Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).
JNL Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Moderate Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).
JNL MODERATE GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Moderate Growth Allocation Fund Class A Class I
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital growth.
Objective, Secondary [Text Block]	Current income is a secondary objective.
JNL GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Growth Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital growth and current income.
JNL AGGRESSIVE GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	JNL Aggressive Growth Allocation Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital growth.
JNL Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Bond Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL Emerging Markets Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Emerging Markets Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets.

JNL International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL International Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”) to provide long-term capital growth by investing in international equity securities.

JNL Mid Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Mid Cap Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P MidCap 400® Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

JNL Small Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	JNL Small Cap Index Fund Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P SmallCap 600® Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.